SUMMARY OF MATERIAL ACCOUNTING POLICIES - Goodwill and intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Software | Minimum
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Estimated useful lives of intangible assets with finite lives	3 years
Software | Maximum
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Estimated useful lives of intangible assets with finite lives	7 years
Customer relationships and other | Minimum
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Estimated useful lives of intangible assets with finite lives	5 years
Customer relationships and other | Maximum
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Estimated useful lives of intangible assets with finite lives	8 years